Organization and Plan of Business Operations (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Dec. 01, 2021	Nov. 29, 2021	Nov. 24, 2021	Jun. 30, 2022	Dec. 31, 2021	May 25, 2022
Subsidiary, Sale of Stock [Line Items]
Transaction costs	$ 15,660,526			$ 13,680,526	$ 13,680,526
Underwriting fees	5,520,000			4,800,000	4,800,000
Deferred underwriting fees	$ 9,660,000			8,400,000	8,400,000
Other offering costs				$ 480,526	480,526
Total deposited in trust account					36,540,000
Proceeds from held in trust account					$ 280,140,000
Trust account description				Initial Public Offering, the over-allotment and the Private Placement, $280,140,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the consummation of a Business Combination; (ii) the redemption of any shares sold in the Initial Public Offering (“Public Shares”) in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering (the “Combination Period”); or (iii) the distribution of the Trust Account, as described below, except that interest earned on the Trust Account can be released to pay	Public Offering, the over-allotment and the private placement, $280,140,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Public Offering and the sale of the Placement Units was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination; (ii) the redemption of any Public Shares in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete an initial Business Combination within 15 months from the consummation of the Public Offering (or 18 months from the closing of the Public Offering if the Company has executed a definitive agreement for a Business Combination within such 15-month period) (the “Combination Period”); or (iii) the distribution of the Trust Account, as described below, except that interest earned on the Trust Account can be released to pay the Company’s tax obligations, if the Company is unable to complete an initial Business Combination within the Combination Period or upon any earlier liquidation of the Company.
Percentage of asset held in trust account				80.00%	80.00%
Business combination, percentage of voting securities				50.00%	50.00%
Net tangible assets				$ 5,000,001	$ 5,000,001
Tax obligations				100,000	100,000
Cash				520,836	1,100,031
Working capital				703,680	1,432,742
Payment of initial stockholder				25,000	25,000
Working capital loan outstanding				0	0
Common Stock, No Par Value						$ 0.0001
Chief S P A C Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Notes Payable, Related Parties, Current				31,500	65,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Notes Payable, Related Parties, Current				$ 65,000	$ 65,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)			24,000,000
Sale of stock price			$ 10.00
Proceeds amount			$ 240,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)	126,000		1,045,500
Sale of stock price	$ 10.00		$ 10.00
Proceeds amount	$ 1,260,000		$ 10,450,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)	3,600,000
Sale of stock price	$ 10.00
Proceeds amount	$ 36,000,000
Repurchase of additional shares		3,600,000